Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred tax liabilities	$ (221,505)	$ (231,496)		$ (207,837)
Deferred tax assets	11,207	8,824	[1]	4,698
Deferred tax liabilities	(232,712)	(240,320)	[1]	(212,535)
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	(178,087)	(188,604)		(156,310)	$ (156,310)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	(74,041)	(79,346)		(76,682)	(76,682)
Derivative Financial Instruments and Investment in Equity Securities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities		443		(923)
Long-Term Debt
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	4,852	5,886		1,684	1,684
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	10,634	7,449		5,460	5,460
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	15,151	9,874		12,580	12,580
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	94	14,603		7,294	$ 7,294
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	$ (108)	$ (1,801)		$ (940)

[1]	Recasted for change in presentation currency (see note 2c))